Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2019		Oct. 31, 2018	Jan. 31, 2018
Revenue [abstract]
Loans at amortized cost	[1]	$ 7,091	[2]	$ 6,877	$ 5,803
Amortized cost		95		82	90
FVOCI		353		310	274
Other		68		96	35
Securities purchased under resale agreements and securities borrowed not at FVTPL	[1]	130	[2]	129	98
Deposits with financial institutions	[1]	254	[2]	226	181
Interest income	[1]	$ 7,991	[2]	$ 7,720	$ 6,481

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $7,923 for the quarter ended January 31, 2019 (October 31, 2018 - $7,624; January 31, 2018 - $6,446).
[2]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).